     As filed with the Securities and Exchange Commission on September 30, 1996
                                                                 File No.33-7559

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      Form N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Post-Effective Amendment No. 13

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 14

                           (Check appropriate box or boxes)

                             HERITAGE INCOME-GROWTH TRUST
                  (Exact name of registrant as specified in charter)

                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Address of Principal Executive Office)

     Registrant's telephone number, including area code:  (813) 573-3800

                             STEPHEN G. HILL, PRESIDENT
                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Name and Address of Agent for Service)

                                     Copies to:

                             CLIFFORD J. ALEXANDER, ESQ.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                                      2nd Floor
                             Washington, D.C.  20036-1800
                             Telephone:  (202) 778-9000

     It is proposed that this filing will become effective immediately upon filing, pursuant to paragraph (b) of Rule 485.

     Registrant filed a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about November 29, 1995.


                                                       CALCULATION OF REGISTRATION FEE



            Title of                                        Proposed                Proposed
           Securities              Amount of                 Maximum                Maximum                Amount of
              Being               Shares Being           Offering Price            Aggregate             Registration
            Registered             Registered               Per Unit             Offering Price               Fee
          -------------           ------------           --------------          --------------          ------------

       Class A Shares of            349,748.22                 $14.51                 $290,000               $100.00*
       Beneficial Interest
       of Heritage Income-
       Growth Trust, No Par
       Value


     The fee for the above shares to be registered by this filing has been computed on the basis of the price in effect on September 25, 1996.












     __________________________

     * Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended September 30, 1995, Registrant redeemed or repurchased 511,531 shares of beneficial interest. During its current fiscal year, Registrant used 181,769 of the shares it redeemed or repurchased during its fiscal year ended September 30, 1995, for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is using this post-effective amendment to register the remaining 329,762 shares redeemed or repurchased during its fiscal year ended September 30, 1995. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 30th day of September, 1996. No other material event requiring prospectus disclosure has occurred since the later of the three dates specified in Rule 485(b)(3).

                                       HERITAGE INCOME-GROWTH TRUST

                                       By: /s/ Stephen G. Hill
                                           ---------------------------
                                           Stephen G. Hill, President
     Attest:

     /s/ Donald H. Glassman
     ------------------------------
     Donald H. Glassman, Treasurer

              Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                            Title                  Date
     ---------                            -----                  ----

     /s/ Stephen G. Hill               President        September 30, 1996
     -------------------------
     Stephen G. Hill

     Richard K. Riess*                 Trustee          September 30, 1996
     -------------------------
     Richard K. Riess

     Thomas A. James*                  Trustee          September 30, 1996
     -------------------------
     Thomas A. James

     C. Andrew Graham*                 Trustee          September 30, 1996
     -------------------------
     C. Andrew Graham

     David M. Phillips*                Trustee          September 30, 1996
     -------------------------
     David M. Phillips

     James L. Pappas*                  Trustee          September 30, 1996
     -------------------------
     James L. Pappas

     Donald W. Burton*              	Trustee          September 30, 1996
     -------------------------
     Donald W. Burton

     Eric Stattin*             		Trustee          September 30, 1996
     -------------------------
     Eric Stattin

     /s/ Donald H. Glassman     	Treasurer        September 30, 1996
     -------------------------
     Donald H. Glassman

     *By  /s/ Donald H. Glassman
         ------------------------------------
         Donald H. Glassman, Attorney-In-Fact